UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08002

KOREA EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

Worldwide Plaza
309 West 49th St
New York, New York 10019

(Address of principal executive offices)

Mr. Yutaka Itabashi
Korea Equity Fund, Inc.
Worldwide Plaza
309 West 49th St
New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:	October 31, 2017

Date of reporting period:	November 1, 2016 – January 31, 2017

Item 1. Schedule of Investments
Korea Equity Fund, Inc.
January 31, 2017 (Unaudited)

		Fair
	Shares	Value
SOUTH KOREAN EQUITY SECURITIES (97.5%)
Chemicals
SK Chemicals Co., Ltd.	6,000	$309,243
Manufactures chemicals
SK Materials Co., Ltd.	14,777	2,556,656
Manufactures special gas
Wonik Materials Co., Ltd. †	14,968	833,796
Manufactures gas products used in the semiconductor industry
Total Chemicals (4.4%)		3,699,695

Construction and Engineering
Hyundai Engineering & Co., Ltd.	30,497	1,099,484
Construction business
Samsung Engineering Co., Ltd. †	24,332	266,017
Engineering construction business
Total Construction and Engineering (1.6%)		1,365,501

Electronic Appliances and Components
Coway Co., Ltd.	66,685	5,062,874
Manufactures environment-related products
LG Innotek Co., Ltd.	788	67,758
Manufactures electronic components for various devices
Samsung Electronics Co., Ltd.	7,312	12,517,691
Produces consumer electronic products
Samsung Electronics Co., Ltd. Preferred	3,420	4,661,903
Produces consumer electronic products
SK Hynix, Inc.	154,835	7,214,469
Semiconductor products
Total Electronic Appliances and Components (35.4%)		29,524,695

Financing Business
Hana Financial Group Inc.	96,500	2,884,546
Banking and financial services
KB Financial Group Inc.	46,604	1,900,562
Provides various financial products and services
Shinhan Financial Group Co., Ltd.	71,931	2,864,770
Provides various financial products and services
Total Financing Business (9.2%)		7,649,878

Insurance
Dongbu Insurance Co., Ltd.	66,979	3,434,687
Non-life insurance
Samsung Life Insurance Co., Ltd.	34,875	3,358,908
Life insurance
Total Insurance (8.1%)		6,793,595

Iron and Steel
Korea Zinc Co., Ltd.	8,346	3,548,424
Non-ferrous metal products
POSCO	5,994	1,409,441
Integrated steel producer
Total Iron and Steel (5.9%)		4,957,865

Media and Entertainment
Innocean Worldwide Inc.	29,808	1,500,105
Provides marketing and communication services
NCsoft Corporation	15,399	4,061,880
Online gaming
Total Media and Entertainment (6.7%)		5,561,985
		.
Other Products
Interojo Co., Ltd.	88,860	2,976,148
Manufactures contact lens
KT&G Corporation	24,178	2,108,373
Produces cigarettes
Total Other Products (6.1%)		5,084,521

Precision Instruments
i-SENS, Inc. †	24,862	606,182
Develops and produces medical devices
Total Precision Instruments (0.7%)		606,182

Retail Trade
GS Retail Co., Ltd.	8,430	380,357
Operates various convenience stores
Total Retail Trade (0.5%)		380,357

Transportation
CJ Korea Express Corporation †	7,392	1,045,468
Transportation of freight and cargo
Hyundai Glovis Co., Ltd.	9,314	1,256,688
Provides logistic services
Total Transportation (2.8%)		2,302,156

Transportation Equipment
Halla Holdings Corporation	18,381	963,313
Manufactures automobile parts
Hyundai Mobis Co., Ltd.	16,435	3,451,008
Manufactures automotive parts
Mando Corporation	9,037	1,960,312
Manufactures automobile parts
Total Transportation Equipment (7.7%)		6,374,633

Utilities
Korea Electric Power Corporation	85,828	3,161,314
Transmission and distribution of electricity
Total Utilities (3.8%)		3,161,314

Wholesale
Hansae Co., Ltd.	41,379	807,836
Manufactures and distributes apparels
Hwaseung Enterprise Co., Ltd. †	79,203	1,003,357
Manufactures athletic shoes
Youngone Corporation	85,975	1,991,794
Outdoor sportswear and shoes
Total Wholesale (4.6%)		3,802,987

TOTAL SOUTH KOREAN EQUITY SECURITIES (97.5%)		$81,265,364

FOREIGN CURRENCY
South Korean Won
Non-interest bearing account		2,343,177
TOTAL FOREIGN CURRENCY (2.8%)		$2,343,177

TOTAL INVESTMENTS AND FOREIGN CURRENCY (100.3%)		$83,608,541

LIABILITIES LESS OTHER ASSETS, NET (-0.3%)		(264,490)

NET ASSETS (100.0%)		$83,344,051

† Non-income producing security

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of January 31, 2017 South Korean Won KRW 1,152.5 = USD $1.00

Notes to Schedule of Investments (Unaudited)

Costs for Federal Income Tax Purposes
As of January 31, 2017, for federal income tax purposes, subject to change, the aggregate cost of securities was $68,176,938 and net unrealized appreciation was $13,088,426, comprised of gross unrealized appreciation of $17,767,453 and gross unrealized depreciation of $4,679,027. The aggregate cost of investments for tax purposes will depend upon Korea Equity Fund, Inc. (the “Fund”) investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. Certain tax related calculations are completed and reviewed annually by the Fund.

Fair Value Measurements
In accordance with United States (“U.S.”) generally accepted accounting principles (“U.S. GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2017.

Level	Investments in Securities

Level 1
Equity Securities	$ 81,265,364
Level 2	-
Level 3	-
Total	$ 81,265,364

During the quarter ended January 31, 2017, there were no transfers between Level 1, Level 2, or Level 3 securities.
During the quarter ended January 31, 2017, the Fund did not hold any instruments which used significant unobservable inputs (Level 3) in determining fair value.

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities and Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Korea Equity Fund, Inc.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi
        President, Principal Executive Officer

Date:  3-13-17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi
        President, Principal Executive Officer

Date:  3-13-17

By:   /s/ Amy J. Marose
        Amy J. Marose
        Treasurer, Principal Financial Officer

Date:  3-13-17